Income Tax and Deferred Taxes - Movements in Deferred Taxes for Components of Other Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	$ (10,117)	$ (464,053)	$ 1,788,821
Income tax of changes in cash flow hedge transactions	60,650,786	(25,701,599)	(21,116,234)
Income tax related to components of other comprehensive income	$ 60,640,669	$ (26,165,652)	$ (19,327,413)